Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 11,484,657	$ 1,475,551	$ 6,857,432
Less: accumulated depreciation	(4,047,426)	(520,014)	(2,111,354)
Property and equipment, net	7,437,231	955,537	4,746,078
Furniture, fixtures, and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	3,726,179	478,740	858,303
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 7,758,478	$ 996,811	$ 5,999,129